Average Annual Total Returns - Emerging Markets Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years	Class A 10 Years (or Life of Class)		MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Lipper Emerging Markets Funds Index (reflects no deduction for taxes) 1 Year	Lipper Emerging Markets Funds Index (reflects no deduction for taxes) 5 Years	Lipper Emerging Markets Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	22.90%	4.81%	1.65%	22.81%	4.84%	1.62%	13.63%	3.92%	1.47%	23.15%	5.05%	1.92%	15.51%	3.36%	1.08%	[1]	18.42%	5.61%	3.68%	20.86%	5.86%	4.17%

[1]	The inception date of the Class A shares (redesignated from Adviser Shares) was August 1, 2010.